INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of income tax provision (benefit)
	For the year ended December 31, 2016		For the year ended December 31, 2015		For the year ended December 31, 2014
Current		$1,945,499		$1,706,830		$1,207,410
Deferred		56,968		(89,079)		91,993
Total		$2,002,467		$1,617,751		$1,299,403

Schedule of summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities
	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014
Non-current:
Provision for doubtful accounts	$191,913	$263,613	$188,162
Depreciation expense	51,050	54,613	57,685
Total	$242,963	$318,226	$245,847

Schedule of effective tax rate for the year
	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014
China Income tax statutory rate	25.0%	25.0%	25.0%
Non-deductible items in China	0.2%	1.9%	2.6%
Effective tax rate	25.2%	26.9%	27.6%